Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Based on our general executive compensation policy, the Company did not grant stock options or instruments similar to options in fiscal 2025. The Company does not have policies or practices regarding the timing of awards of options in relation to the disclosure of material nonpublic information (“MNPI”) and no named executive officer received an award of stock options during fiscal year 2025. Accordingly, the Board and the compensation committee do not consider MNPI when determining the timing or terms of such awards. Additionally, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
Based on our general executive compensation policy, the Company did not grant stock options or instruments similar to options in fiscal 2025. The Company does not have policies or practices regarding the timing of awards of options in relation to the disclosure of material nonpublic information (“MNPI”) and no named executive officer received an award of stock options during fiscal year 2025. Accordingly, the Board and the compensation committee do not consider MNPI when determining the timing or terms of such awards. Additionally, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not have policies or practices regarding the timing of awards of options in relation to the disclosure of material nonpublic information (“MNPI”) and no named executive officer received an award of stock options during fiscal year 2025.
MNPI Disclosure Timed for Compensation Value	false